UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22878

Rx Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Address of principal executive offices)	(Zip code)

John J. Pileggi, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code:	(646) 747-3490

Date of fiscal year end:	10/31

Date of reporting period:	07/31/16

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of July 31, 2016 are filed herewith.

Rx Funds Trust	Schedule of Investments
Rx Tactical Rotation Fund	July 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 64.4%
International Equity Exchange Traded Products — 3.4%
Vanguard FTSE All-World ex-US ETF	553	24,703
Vanguard FTSE All-World ex-US Small-Cap ETF	64	6,253
		30,956
International Fixed Income Exchange Traded Products — 9.5%
iShares International High Yield Bond ETF	1,000	47,380
iShares International Preferred Stock ETF	2,000	32,320
PowerShares Global Emerging Markets Sovereign Debt	206	6,211
VanEck Vectors J. P. Morgan Emerging Markets Local Currency Bond ETF	76	1,438
		87,349
U.S. Alternative Exchange Traded Product — 0.1%
iShares Mortgage Real Estate Capped ETF	129	1,370

U.S. Equity Exchange Traded Products — 50.5%
Guggenheim S&P 500 Equal Weight ETF	926	77,488
iShares Core S&P Small-Cap ETF	272	33,187
iShares Edge MSCI USA Minimum Volatility ETF	2,335	109,488
ProShares S&P 500 Dividend Aristocrats ETF	1,676	93,269
Consumer Discretionary Select Sector SPDR Fund	249	20,326
Consumer Staples Select Sector SPDR Fund	361	19,743
Industrial Select Sector SPDR Fund	297	17,238
Materials Select Sector SPDR Fund	409	19,927
SPDR S&P 500 ETF Trust	153	33,224
Technology Select Sector SPDR Fund	444	20,628
Utilities Select Sector SPDR Fund	386	20,118
		464,636
U.S. Fixed Income Exchange Traded Products — 0.9%
iShares iBoxx Investment Grade Corporate Bond ETF	19	2,356
iShares U.S. Preferred Stock ETF	46	1,852
PowerShares Senior Loan Portfolio	168	3,898
		8,106
Total Exchange Traded Products (Cost $563,583)		592,417
Short-Term Investment — 27.4%
Short-Term Investment — 27.4%
Money Market Fund — 27.4%
Federated Government Obligations Fund, Institutional Shares, 0.22% (a)	251,488	251,488

Total Short-Term Investment (Cost $251,488)		251,488

Total Investments (Cost $815,071(b)) — 91.8%		$843,905

Other assets in excess of liabilities — 8.2%		75,677

NET ASSETS — 100.0%		$919,582

(a)	Rate listed is the 7-day effective yield at 7/31/16.
(b)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Investments

Rx Funds Trust	Schedule of Investments
Rx Tactical Rotation Fund	July 31, 2016 (Unaudited)

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$592,417	$—	$—	$592,417
Short-Term Investment	251,488	—	—	251,488
Total Investments	$843,905	$—	$—	$843,905

See Notes to Schedules of Investments

Rx Funds Trust	Schedule of Investments
Rx MAR Tactical Moderate Growth Fund	July 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 98.6%
U.S. Alternative Exchange Traded Product — 5.2%
iShares Gold Trust (a)	54,530	709,980

U.S. Equity Exchange Traded Products — 21.1%
SPDR S&P 500 ETF Trust	3,307	718,115
SPDR S&P MidCap 400 ETF Trust	7,599	2,156,444
		2,874,559
U.S. Fixed Income Exchange Traded Products — 72.3%
iShares 20+ Year Treasury Bond ETF	20,639	2,921,657
iShares 7-10 Year Treasury Bond ETF	23,019	2,602,759
iShares MBS ETF	26,118	2,876,114
iShares National Muni Bond ETF	12,652	1,438,026
		9,838,556
Total Exchange Traded Products (Cost $12,944,288)		13,423,095

Short-Term Investment — 1.6%
Money Market Fund — 1.6%
Federated Government Obligations Fund, Institutional Shares, 0.22% (b)	225,269	225,269

Total Short-Term Investment (Cost $225,269)		225,269

Total Investments (Cost $13,169,557(c)) — 100.2%		$13,648,364
Liabilities in excess of other assets — (0.2)%		(32,181)

NET ASSETS — 100.0%		$13,616,183

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 7/31/16.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
MBS —Mortgage-backed Security

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$13,423,095	$—	$—	$13,423,095
Short-Term Investment	225,269	—	—	225,269
Total Investments	$13,648,364	$—	$—	$13,648,364

See Notes to Schedules of Investments

Rx Funds Trust	Schedule of Investments
Rx MAR Tactical Growth Fund	July 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 99.0%
U.S. Alternative Exchange Traded Product — 5.8%
iShares Gold Trust (a)	52,008	677,144

U.S. Equity Exchange Traded Products — 25.7%
SPDR S&P 500 ETF Trust	5,551	1,205,400
SPDR S&P MidCap 400 ETF Trust	6,378	1,809,949
		3,015,349
U.S. Fixed Income Exchange Traded Products — 67.5%
iShares 20+ Year Treasury Bond ETF	17,322	2,452,102
iShares 7-10 Year Treasury Bond ETF	16,100	1,820,427
iShares MBS ETF	21,920	2,413,830
iShares National Muni Bond ETF	10,619	1,206,956
		7,893,315
Total Exchange Traded Products (Cost $11,089,614)		11,585,808

Short-Term Investment — 1.2%
Money Market Fund — 1.2%
Federated Government Obligations Fund, Institutional Shares, 0.22% (b)	136,729	136,729

Total Short-Term Investment (Cost $136,729)		136,729

Total Investments (Cost $11,226,343(c)) — 100.2%		$11,722,537
Liabilities in excess of other assets — (0.2)%		(24,330)

NET ASSETS — 100.0%		$11,698,207

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 7/31/16.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
MBS— Mortgage-backed Security

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$11,585,808	$—	$—	$11,585,808
Short-Term Investment	136,729	—	—	136,729
Total Investments	$11,722,537	$—	$—	$11,722,537

See Notes to Schedules of Investments

Rx Funds Trust
Notes to Schedules of Investments
July 31, 2016 (Unaudited)

1. Organization:

Rx Funds Trust (the “Trust”) is a Delaware business statutory trust that was organized on June 28, 2013, as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of July 31, 2016, the Trust offered three series, or mutual funds, the Rx Tactical Rotation Fund, Rx MAR Tactical Moderate Growth Fund, and Rx MAR Tactical Growth Fund, each with its own investment objectives and strategies. This report contains the schedules of investments of each of the three active series (individually, a "Fund"; collectively, the "Funds").

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. Each Fund offers three classes of shares: Class A, Class C, and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. All of the Funds are non-diversified under the 1940 Act.

2. Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by RiskX Investments, LLC (“RiskX Investments” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration, or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Federal Income Tax Information:

At July 31, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Rx Tactical Rotation Fund	$815,418	$28,657	$(170)	$28,487
Rx MAR Tactical Moderate Growth Fund	13,221,058	468,711	(41,405)	427,306
Rx MAR Tactical Growth Fund	11,263,349	483,256	(24,068)	459,188

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

4. Subsequent Events:

At a Board of Trustees' meeting held on September 21, 2016, the Board approved the liquidation of the Rx MAR Tactical Moderate Growth Fund and the Rx MAR Tactical Growth Fund. The liquidation will happen prior to October 31, 2016. Shareholders of the Fund will be receiving notice of liquidation.

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Investments and Notes to Schedules of Investments were issued. There were no additional subsequent events to report, that would have a material impact on the Funds’ Schedules of Investments and Notes to Schedule of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rx Funds Trust

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President and Chief Executive Officer

Date: September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President and Chief Executive Officer

Date: September 27, 2016

By (Signature and Title)

/s/ Terry Gallagher
Terry Gallagher
Treasurer and Principal Financial and Accounting Officer

Date: September 29, 2016